Other Receivables (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ILS (₪)
Statement Line Items [Line Items]
Other receivables | ₪	₪ 15		₪ 9
Government authorities | ₪	56		258
Prepaid expenses | ₪	213		202
Total other receivables | ₪	₪ 284		₪ 469
U.S. Dollars
Statement Line Items [Line Items]
Other receivables | $		$ 5
Government authorities | $		17
Prepaid expenses | $		66
Total other receivables | $		$ 88